Average Annual Total Returns			12 Months Ended	35 Months Ended
		Apr. 15, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.92%	12.65%
Performance Inception Date		Feb. 03, 2023
Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.46%	11.79%
Performance Inception Date		Feb. 03, 2023
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.54%	12.92%
Performance Inception Date		Feb. 03, 2023
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.57%	12.51%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.08%	10.08%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.55%	12.93%
Performance Inception Date		Feb. 03, 2023
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	20.19%

[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[2]	Index returns include the reinvestment of dividends, coupons, and/or distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses. The S&P 500 Index is generally considered representative of the U.S. stock market.